Note 5 - Intangible Assets - Intangible Assets Subject to Amortization (Details) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Fair Value	$ 8,025,000	$ 8,919,000
Accumulated Amortization	2,321,000	1,588,000
Carrying Value	5,704,000	7,331,000
Customer Relationships [Member]
Fair Value	6,969,000	6,969,000
Accumulated Amortization	2,025,000	1,292,000
Carrying Value	$ 4,944,000	$ 5,677,000
Customer Relationships [Member] | Minimum [Member]
Estimated Useful Life (Year)	7 years	7 years
Customer Relationships [Member] | Maximum [Member]
Estimated Useful Life (Year)	10 years	10 years
Noncompete Agreements [Member]
Fair Value	$ 296,000	$ 296,000
Accumulated Amortization	296,000	296,000
Carrying Value
Gilman Brand Name [Member]
Fair Value	760,000	1,654,000
Accumulated Amortization
Carrying Value	$ 760,000	$ 1,654,000